UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):              |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management VI, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-13394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           May 14, 2012
 [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

      |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

      |_| 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:   $265,691
                                         (thousands)

List of Other Included Managers

No.   Form 13F File Number     Name

1     28-13395                 Technology Crossover Management VI (Cayman), L.P.



                                                                                                                    Voting
                       Title of              Value     Shares/        Sh/  Put/  Invstmt  Other                    Authority
Name of Issuer          Class      CUSIP    (x$1000)    PrnAmt        Prn  Call  Dscretn Managers      Sole         Shared     None
---------------        --------  ---------  --------  ----------      ---  ----  ------- --------    ---------     ---------   ----
Citigroup, Inc.*         Common   172967424      616     16,846*      SH         Sole                16,846*             0       0
Electronic Arts Inc.**   Common   285512109   32,929  1,997,502**     SH         Sole             1,997,502**            0       0
FX Alliance Inc          Common   361202104  124,754  7,956,247       SH         Sole             7,956,247              0       0
HomeAway, Inc.***        Common   43739Q100   75,364  2,975,287***    SH         Sole             2,975,287***           0       0
Interactive Brokers
Group, Inc.***           Common   45841N107   25,500  1,500,000***    SH         Sole             1,500,000***           0       0
Orbitz
Worldwide, Inc.****      Common   68557K109    3,064  1,004,706****   SH        Other      1              0      1,004,706****   0
Shutterfly, Inc.*****    Common   82568P304    3,464    110,560*****  SH         Sole                10,560*****         0       0

                                            --------
                                 TOTAL      $265,691


* includes 729 shares held in escrow.

** does not include shares owned by TCV V, L.P., TCV VII, L.P. or TCV VII (A), L.P.

*** does not include shares owned by TCV VII, L.P. or TCV VII (A), L.P.

**** The Reporting Manager does not have formal investment discretion with respect to all of such securities, but may be deemed, with Technology Crossover Management VI (Cayman), L.P., to be part of a group exercising such investment discretion. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or Technology Crossover Management VI (Cayman), L.P. exercises investment discretion or is a member of such a group with respect to such securities.

***** includes 110,560 shares held in escrow.